Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Financial assets and liabilities
Schedule of financial instruments classification based on its recognition

	June 30, 2021				December 31, 2020
			At fair value				At fair value
	Amortized	At fair value	through		Amortized	At fair value	through profit
Financial assets	cost	through OCI	profit or loss	Total	cost	through OCI	or loss	Total
Current
Cash and cash equivalents (note 19)	13,649	—	—	13,649	13,487	—	—	13,487
Short-term investments (note 19)	—	—	951	951	—	—	771	771
Derivative financial instruments (note 16)	—	—	214	214	—	—	134	134
Accounts receivable (note 9)	2,266	—	2,688	4,954	1,514	—	3,479	4,993
Related parties (note 26)	—	—	—	—	195	—	—	195
	15,915	—	3,853	19,768	15,196	—	4,384	19,580
Non-current
Judicial deposits (note 23)	1,326	—	—	1,326	1,268	—	—	1,268
Restricted cash	125	—	—	125	38	—	—	38
Derivative financial instruments (note 16)	—	—	208	208	—	—	66	66
Investments in equity securities	—	1,097	—	1,097	—	757	—	757
Related parties (note 26)	—	—	—	—	923	—	—	923
	1,451	1,097	208	2,756	2,229	757	66	3,052
Total of financial assets	17,366	1,097	4,061	22,524	17,425	757	4,450	22,632

Financial liabilities
Current
Suppliers and contractors	3,777	—	—	3,777	3,367	—	—	3,367
Derivative financial instruments (note 16)	—	—	204	204	—	—	328	328
Loans, borrowings and leases (note 19)	992	—	—	992	1,136	—	—	1,136
Dividends payable	27	—	—	27	1,220	—	—	1,220
Liabilities related to the concession grant (note 14)	350	—	—	350	209	—	—	209
Related parties (note 26)	188	—	—	188	725	—	—	725
Other financial liabilities (note 11)	805	—	—	805	644			644
	6,139	—	204	6,343	7,301	—	328	7,629
Non-current
Derivative financial instruments (note 16)	—	—	521	521	—	—	689	689
Loans, borrowings and leases (note 19)	12,870	—	—	12,870	13,891	—	—	13,891
Related parties (note 26)	—	—	—	—	895	—	—	895
Participative stockholders' debentures (note 18)	—	—	4,687	4,687	—	—	3,413	3,413
Liabilities related to the concession grant (note 14)	1,956	—	—	1,956	2,103	—	—	2,103
Financial guarantees (note 13)	—	—	550	550	—	—	877	877
	14,826	—	5,758	20,584	16,889	—	4,979	21,868
Total of financial liabilities	20,965	—	5,962	26,927	24,190	—	5,307	29,497

Schedule of assets and liabilities measured and recognized at fair value

	June 30, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	951	—	—	951	771	—	—	771
Derivative financial instruments	—	407	15	422	—	182	18	200
Accounts receivable	—	2,688	—	2,688	—	3,479	—	3,479
Investments in equity securities	1,097	—	—	1,097	757	—	—	757
Total	2,048	3,095	15	5,158	1,528	3,661	18	5,207

Financial liabilities
Derivative financial instruments	—	719	6	725	—	998	19	1,017
Participative stockholders' debentures	—	4,687	—	4,687	—	3,413	—	3,413
Financial guarantees	—	550	—	550	—	877	—	877
Total	—	5,956	6	5,962	—	5,288	19	5,307

Schedule of changes in Level 3 assets and liabilities

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2020	18	19
Gain and losses recognized in income statement	(4)	(13)
Translation adjustments	1	—
Balance at June 30, 2021	15	6

Schedule of fair value and carrying amounts of loans and financing

	June 30, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,448	9,277	7,448	10,025
Eurobonds	—	—	920	985
Debentures	428	435	496	496
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	460	679	860	857
R$, with fixed interest	25	25	34	35
Basket of currencies and bonds in US$ indexed to LIBOR	33	54	56	56
Debt contracts in the international market in:
US$, with variable and fixed interest	3,398	3,401	3,225	3,278
Other currencies, with variable interest	96	96	—	—
Other currencies, with fixed interest	110	123	120	134
Total	11,998	14,090	13,159	15,866